UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10075
                                                    ----------

                             UBS Sequoia Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                          --------------

                   Date of fiscal year end: December 31, 2004
                                          ------------------

                     Date of reporting period: June 30, 2004
                                             ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            UBS SEQUOIA FUND, L.L.C.

                            Financial Statements and
                              Letter to Investors

[GRAPHIC OMITTED]  UBS Wealth
                       Management


                                                   UBS FINANCIAL SERVICES INC.
                                                   1285 Ave. of the Americas
                                                   New York, NY 10019

                                                   Alternative Investment Group

                                                   Tel. +800-486-2608
                                                   Fax. +212-713-1498
                                                   altinvestments@ubs.com

                                                   www.ubs.com



UBS Sequoia Fund, L.L.C.


August 19, 2004

Dear Investor:

As you know the UBS Sequoia Fund, L.L.C. held a special meeting of members pursuant to a proxy on May 13, 2004. The results are set forth below:

     o Record Date - April 1, 2004

     o Outstanding Interests on record date - $70,954,288.

Proposal 1: To approve the Amended Investment Advisory Agreement.

          For                           $39,162,072            55.19%
          Against                       $0                     0%
          Abstaining                    $308,199               0.43%

Proposal 2: To elect two persons to serve as members of the Board of Directors of the Fund until their respective successors have been duly elected and qualified.

          For Mr. Penman                $39,267,162            55.34%
          For Mr. Tanzman               $39,267,162            55.34%
          Abstaining from both          $203,109                0.29%

In addition to Messrs. Penman and Tanzman, Meyer Feldberg and George Gowen continue to serve as Directors of the Fund.



Sequoia Management, LLC



Enclosures

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004

                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004





                                    CONTENTS



     Statement of Assets, Liabilities and Members' Capital.............   1

     Statement of Operations...........................................   2

     Statements of Changes in Members' Capital.........................   3

     Notes to Financial Statements.....................................   4

     Schedule of Portfolio Investments.................................  11

                                                        UBS SEQUOIA FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              JUNE 30, 2004

------------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $66,859,577)                                     $     69,025,958
Cash and cash equivalents                                                                         6,417,071
Receivables:
  Due from broker                                                                                13,450,168
  Investments sold, not settled                                                                   1,341,724
  Dividends                                                                                           5,916
  Interest                                                                                            3,077
Other assets                                                                                          3,506
------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                     90,247,420
------------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $14,008,606)                     15,007,407
Payables:
  Withdrawals payable                                                                             1,761,238
  Investments purchased, not settled                                                                992,003
  Management fee                                                                                     72,744
  Professional fees                                                                                  51,806
  Administration fee                                                                                 12,787
  Other                                                                                              19,219
------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                17,917,204
------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                 $     72,330,216
------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                  $     71,162,636
Accumulated net unrealized appreciation on investments                                            1,167,580
------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                           $     72,330,216
------------------------------------------------------------------------------------------------------------






 The accompanying notes are an integral part of these financial statements.  1

                                                        UBS SEQUOIA FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED JUNE 30, 2004

------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Dividends                                                                                 $        89,401
  Interest                                                                                           84,800
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                             174,201
------------------------------------------------------------------------------------------------------------

EXPENSES

  Management fee                                                                                    544,457
  Professional fees                                                                                  60,947
  Administration fee                                                                                 41,804
  Interest                                                                                              114
  Miscellaneous                                                                                      43,822
------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                      691,144
------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                (516,943)
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
       FROM INVESTMENTS

  Net realized gain from investments                                                             19,542,658
  Change in net unrealized appreciation/depreciation from investments                           (16,503,491)
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                                 3,039,167
------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                              $     2,522,224
------------------------------------------------------------------------------------------------------------











 The accompanying notes are an integral part of these financial statements.  2

                                                        UBS SEQUOIA FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                              Manager              Members               Total
-----------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2003                                         $   710,250         $  98,084,322        $  98,794,572

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                                    2,212              (965,106)            (962,894)
  Net realized gain from investments                                            124,919            14,939,555           15,064,474
  Change in net unrealized
         appreciation/depreciation from investments                             141,149            16,233,954           16,375,103
Incentive allocation                                                            205,000                     -              205,000
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                473,280            30,208,403           30,681,683
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                                -               369,849              369,849
  Members' withdrawals                                                                -           (24,339,667)         (24,339,667)
  Offering costs                                                                    (10)               (1,256)              (1,266)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                          (10)          (23,971,074)         (23,971,084)
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                                       $ 1,183,520         $ 104,321,651        $ 105,505,171
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                                      161              (507,899)            (507,738)
  Net realized gain from investments                                            226,206            18,968,450           19,194,656
  Change in net unrealized
         appreciation/depreciation from investments                            (190,099)          (16,019,509)         (16,209,608)
Incentive allocation                                                             44,914                     -               44,914
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                 81,182             2,441,042            2,522,224
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           50,000                     -               50,000
  Members' withdrawals                                                         (259,975)          (35,487,204)         (35,747,179)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM CAPITAL TRANSACTIONS                                       (209,975)          (35,487,204)         (35,697,179)
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2004                                           $ 1,054,727         $  71,275,489        $  72,330,216
-----------------------------------------------------------------------------------------------------------------------------------





 The accompanying notes are an integral part of these financial statements.  3

                                                        UBS SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     1.   ORGANIZATION

          UBS Sequoia Fund, L.L.C. (the "Fund") (formerly, PW Sequoia Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). The Fund commenced operations on October 1, 2000.

          In February of 2004, Frontier Performance Advisors, L.P. ("FPA"), the non-managing member of the Fund's investment adviser (the "Adviser") informed the Fund that it no longer wished to manage hedge fund assets. Consequently, FPA has withdrawn as a non-managing member of the Adviser. After conducting an extensive search, the Adviser identified Paradigm Capital Management, Inc. ("PCM") to become the non-managing member of the Adviser. Such recommendation was approved by the Board of Directors and the Members of the Fund on May 13, 2004. PCM began to act in such capacity on May 14, 2004.

          The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Sequoia Management, L.L.C. (the "Manager") (formerly, PW Redwood/Sequoia Management, L.L.C.), a Delaware limited liability company, to provide investment advice to the Fund.

          The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.) and PCM. UBSFA is the managing member of the Manager and is an indirect, wholly owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by PCM manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. PCM is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

          Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

          The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors,

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          which may be withheld in their sole and absolute discretion.

          A.   PORTFOLIO VALUATION

          Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

          Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

          If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at June 30, 2004.

          Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

          The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk.

          B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------


     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          C.   FUND COSTS

          The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

          D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

          E.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

          F.   USE OF ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.   RELATED PARTY TRANSACTIONS

          UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is paid to UBSFA out of the Fund's assets and debited against Members' capital accounts, excluding the Manager's capital account. A Portion of the fee is paid by UBSFA to FPA through May 13, 2004 and then thereafter to PCM.

          UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     3.   RELATED PARTY TRANSACTIONS (CONTINUED)

          subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

          The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2004, UBS FSI and its affiliates did not earn any brokerage commissions from portfolio transactions executed on behalf of the Fund.

          The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, and upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Members' capital derived from operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits, that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2004 and the year ended December 31, 2003 was $44,914 and $205,000, respectively, and was recorded as an increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of June 30, 2004 or as of the year ended December 31, 2003, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

          Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2004 were $12,624.

          As described in the private placement memorandum, certain brokerage arrangements provided that FPA received soft dollar credits related to brokerage commissions paid by the Fund. Such credits had been used by FPA for research and related services that would then be paid for or provided by the broker. The research services obtained by FPA through the use of soft dollar credits were for the benefit of the Fund or other accounts managed by FPA.

     4.   ADMINISTRATION AND CUSTODIAN FEES

          PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     4.   ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

          agreement   whereby  PNC  Bank,  NA  provides   securities   clearance
          functions.

          PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.   SECURITIES TRANSACTIONS

          Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2004, amounted to $98,062,965 and $120,321,233, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $2,548,678 and $16,416,705, respectively. Net realized gain resulting from short positions was $129,519 for the six months ended June 30, 2004.

          At the six months ended June 30, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At the six months ended June 30, 2004, accumulated net unrealized appreciation from investments was $1,167,580, which consists of $3,649,990 gross unrealized appreciation and $2,482,410 gross unrealized depreciation.

     6.   SHORT-TERM BORROWINGS

          The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding at June 30, 2004.

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

          In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

          in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

          Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the six months ended June 30, 2004, the Fund did not trade any forward or futures contracts.

     8.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                              PERIOD FROM OCTOBER 1,
                                                                                                               2000 (COMMENCEMENT OF
                                       SIX MONTHS ENDED                                                         OPERATIONS) THROUGH
                                        JUNE 30, 2004                                                              DECEMBER 31,
                                                                      YEARS ENDED DECEMBER 31,
                                           UNAUDITED           2003              2002              2001                 2000
                                           ---------           ----              ----              ----                 ----

       Ratio of net investment loss to
       average net assets****               (1.14)%*          (0.94)%          (1.20)%           (0.86)%              (0.50)%*
       Ratio of total expenses to
       average net assets****                1.52%*            1.55%            1.67%             1.60%                2.74%*

       Portfolio turnover rate              198.08%           285.30%          336.06%           420.05%               59.72%


       Total Return pre incentive
       allocation **                         3.00%            36.10%           (19.58)%          (11.87)%              (3.94)%


       Total return post incentive
       allocation ***                        2.40%            28.88%           (19.58)%          (11.87)%              (3.94)%

       Average debt ratio****                0.00%             0.22%            0.21%             0.89%                 2.60%
       Net asset value at end of
       period                            $72,330,216       $105,505,171     $98,794,572       $156,181,093         $151,581,832

         *        Annualized.
         ** Total return assumes a purchase of interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

8.       Financial Highlights (continued)

         *** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

         SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (95.43%)
                    ----------------------------------
                    COMMON STOCK (95.43%)
                    ---------------------
                    APPAREL MANUFACTURERS (1.76%)
           29,300   Kellwood Co.                                                                      $         1,276,015
                                                                                                      ---------------------
                    APPLIANCES (0.90%)
           73,000   Applica, Inc. *                                                                               649,700
                                                                                                      ---------------------
                    APPLICATIONS SOFTWARE (1.79%)
           90,745   Moldflow Corp. *                                                                              983,676
           43,300   Pinnacle Systems, Inc. *                                                                      309,595
                                                                                                      ---------------------
                                                                                                                1,293,271
                                                                                                      ---------------------
                    CIRCUIT BOARDS (3.24%)
          109,800   DDi Corp. *                                                                                   903,654
           37,300   SBS Technologies, Inc. *                                                                      599,411
           70,900   TTM Technologies, Inc. *                                                                      840,165
                                                                                                      ---------------------
                                                                                                                2,343,230
                                                                                                      ---------------------
                    COMPUTER AIDED DESIGN (1.70%)
          137,300   MSC. Software Corp. *                                                                       1,228,835
                                                                                                      ---------------------
                    COMPUTERS - INTEGRATED SYSTEMS (0.05%)
            7,000   Evans & Sutherland Computer Co. *                                                              32,900
                                                                                                      ---------------------
                    CONSUMER PRODUCTS - MISCELLANEOUS (2.45%)
           64,900   Fossil, Inc. *                                                                              1,768,525
                                                                                                      ---------------------
                    DISTRIBUTION/WHOLESALE (6.39%)
           86,600   Bell Microproducts, Inc. *                                                                    700,594
          125,200   Huttig Building Products, Inc. *                                                              961,536
           75,700   Tech Data Corp. *                                                                           2,962,141
                                                                                                      ---------------------
                                                                                                                4,624,271
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS (7.27%)
          106,400   Benchmark Electronics, Inc. *                                                               3,096,240
           41,700   CTS Corp.                                                                                     502,902
           66,000   Jabil Circuit, Inc. *                                                                       1,661,880
                                                                                                      ---------------------
                                                                                                                5,261,022
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (3.92%)
          173,200   Fairchild Semiconductor International, Inc. *                                               2,835,284
                                                                                                      ---------------------
                    ENTERPRISE SOFTWARE/SERVICES (2.51%)
          229,600   Retek, Inc. *                                                                               1,409,744
           25,900   SYNNEX Corp. *                                                                                406,630
                                                                                                      ---------------------
                                                                                                                1,816,374
                                                                                                      ---------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (3.81%)
           45,758   J & J Snack Foods Corp. *                                                                   1,868,299

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

         SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (CONTINUED)
           33,300   John B. Sanfilippo & Son *                                                        $           889,776
                                                                                                      ---------------------
                                                                                                                2,758,075
                                                                                                      ---------------------
                    HOME FURNISHINGS (0.74%)
           26,688   Hooker Furniture Corp.                                                                        538,297
                                                                                                      ---------------------
                    INTERNET SECURITY (2.62%)
           43,300   Symantec Corp. *                                                                            1,895,674
                                                                                                      ---------------------
                    MEDICAL - DRUGS (0.56%)
           43,200   Collagenex Pharmaceuticals, Inc *                                                             406,080
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (6.92%)
           32,500   Inamed Corp. *                                                                              2,041,975
           69,200   Orthofix International NV *                                                                 2,959,684
                                                                                                      ---------------------
                                                                                                                5,001,659
                                                                                                      ---------------------
                    NETWORKING PRODUCTS (1.67%)
          125,200   Adaptec, Inc. *                                                                             1,059,192
           15,400   Performance Technologies, Inc. *                                                              144,914
                                                                                                      ---------------------
                                                                                                                1,204,106
                                                                                                      ---------------------
                    POWER CONVERSION/SUPPLY EQUIPMENT (2.75%)
           64,900   C&D Technologies, Inc.                                                                      1,157,167
           73,000   Cherokee International Corp. *                                                                832,930
                                                                                                      ---------------------
                                                                                                                1,990,097
                                                                                                      ---------------------
                    PUBLISHING - BOOKS (0.74%)
           13,000   Courier Corp.                                                                                 536,900
                                                                                                      ---------------------
                    RENTAL AUTO/EQUIPMENT (0.59%)
           40,600   Electro Rent Corp. *                                                                          425,082
                                                                                                      ---------------------
                    RESPIRATORY PRODUCTS (5.27%)
           64,900   Respironics, Inc. *                                                                         3,812,875
                                                                                                      ---------------------
                    RETAIL - APPAREL/SHOE (8.77%)
           34,400   Brown Shoe Co., Inc.                                                                        1,407,992
           10,400   Children's Place *                                                                            244,608
           20,900   Christopher & Banks Corp.                                                                     370,139
          114,800   Stage Stores, Inc. *                                                                        4,323,368
                                                                                                      ---------------------
                                                                                                                6,346,107
                                                                                                      ---------------------
                    RETAIL - COMPUTER EQUIPMENT (1.16%)
           73,000   GTSI Corp. *                                                                                  835,850
                                                                                                      ---------------------
                    RETAIL - DISCOUNT (3.38%)
          173,100   Shopko Stores, Inc. *                                                                       2,447,634
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

         SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    RETAIL - FABRIC STORE (4.40%)
          108,200   Jo-Ann Stores, Inc. *                                                             $         3,181,080
                                                                                                      ---------------------
                    RETAIL - HOME FURNISHINGS (1.53%)
           62,600   Pier 1 Imports, Inc.                                                                        1,107,394
                                                                                                      ---------------------
                    RETAIL - MAIL ORDER (1.81%)
           41,700   Sharper Image Corp. *                                                                       1,308,963
                                                                                                      ---------------------
                    RETAIL - MUSIC STORE (1.45%)
          104,300   Trans World Entertainment *                                                                 1,045,086
                                                                                                      ---------------------
                    RETAIL - REGIONAL DEPARTMENT STORES (0.16%)
            7,823   The Bon-Ton Stores, Inc.                                                                      114,685
                                                                                                      ---------------------
                    RETAIL - SPORTING GOODS (8.60%)
           59,500   Big 5 Sporting Goods Corp. *                                                                1,558,305
          129,800   The Sports Authority, Inc. *                                                                4,659,820
                                                                                                      ---------------------
                                                                                                                6,218,125
                                                                                                      ---------------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.87%)
           59,000   Pericom Semiconductor Corp. *                                                                 631,890
                                                                                                      ---------------------
                    TELECOMMUNICATIONS EQUIPMENT (4.04%)
           41,700   Anaren, Inc. *                                                                                681,378
           90,900   Comtech Telecommunications *                                                                2,050,704
           21,600   Symmetricom, Inc. *                                                                           192,240
                                                                                                      ---------------------
                                                                                                                2,924,322
                                                                                                      ---------------------
                    WIRELESS EQUIPMENT (1.61%)
          151,500   Powerwave Technologies, Inc. *                                                              1,166,550
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $66,859,577)                                                      69,025,958
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $66,859,577)                                               69,025,958
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((20.75)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((20.75)%)
                    -----------------------------------------------
                    APPAREL MANUFACTURERS ((0.96)%)
          (30,300)  Guess?, Inc. *                                                                               (487,830)
           (8,300)  Oshkosh B' Gosh, Inc.                                                                        (207,251)
                                                                                                      ---------------------
                                                                                                                 (695,081)
                                                                                                      ---------------------
                    APPLICATIONS SOFTWARE ((0.22)%)
           (8,700)  SS&C Technologies, Inc.                                                                      (162,690)
                                                                                                      ---------------------
                    BROADCAST SERVICES/PROGRAMMING ((0.04)%)
           (4,200)  Acacia Research - Acacia Technologies *                                                       (27,090)
                                                                                                      ---------------------
                    CHEMICALS - SPECIALTY ((0.14)%)
           (4,200)  Symyx Technologies *                                                                         (101,304)
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

         SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    COMMUNICATION SOFTWARE ((0.17)%)
          (10,800)  Ulticom, Inc. *                                                                   $          (126,360)
                                                                                                      ---------------------
                    COMPUTERS ((0.52)%)
          (10,800)  Palm One, Inc. *                                                                             (375,516)
                                                                                                      ---------------------
                    COMPUTERS - INTEGRATED SYSTEMS ((0.05)%)
           (6,500)  Brocade Communications Systems, Inc. *                                                        (38,870)
                                                                                                      ---------------------
                    COMPUTERS - PERIPHERAL EQUIPMENT ((1.32)%)
          (26,000)  Immersion Corp. *                                                                            (125,840)
          (19,500)  InFocus Corp. *                                                                              (165,750)
          (20,900)  Transact Technologies, Inc. *                                                                (660,858)
                                                                                                      ---------------------
                                                                                                                 (952,448)
                                                                                                      ---------------------
                    DISTRIBUTION/WHOLESALE ((0.08)%)
           (4,300)  Advanced Marketing Services                                                                   (55,513)
                                                                                                      ---------------------
                    E-COMMERCE/PRODUCTS ((0.50)%)
           (6,300)  Blue Nile, Inc. *                                                                            (236,943)
           (3,200)  Overstock.com, Inc. *                                                                        (125,152)
                                                                                                      ---------------------
                                                                                                                 (362,095)
                                                                                                      ---------------------
                    ELECTRONIC PARTS DISTRIBUTORS ((0.05)%)
           (4,300)  NU Horizons Electronics Corp. *                                                               (38,700)
                                                                                                      ---------------------
                    ELECTRONIC SECURITY DEVICES ((0.05)%)
           (2,100)  Magal Security Systems Ltd.                                                                   (39,459)
                                                                                                      ---------------------
                    ENERGY - ALTERNATIVE SOURCES ((0.46)%)
          (27,100)  FuelCell Energy, Inc. *                                                                      (316,528)
           (2,200)  Plug Power, Inc. *                                                                            (16,456)
                                                                                                      ---------------------
                                                                                                                 (332,984)
                                                                                                      ---------------------
                    ENTERPRISE SOFTWARE/SERVICES ((0.62)%)
          (17,300)  Concur Technologies, Inc *                                                                   (185,110)
           (6,500)  Manugistics Group, Inc. *                                                                     (21,450)
          (11,900)  Onyx Software Corp. *                                                                         (49,742)
          (18,800)  Ultimate Software Group, Inc. *                                                              (190,820)
                                                                                                      ---------------------
                                                                                                                 (447,122)
                                                                                                      ---------------------
                    ENTERTAINMENT SOFTWARE ((0.18)%)
           (4,200)  Take-Two Interactive Software, Inc *                                                         (128,688)
                                                                                                      ---------------------
                    FOOD - FLOUR/GRAIN ((0.34)%)
           (6,300)  MGP Ingredients, Inc.                                                                        (243,747)
                                                                                                      ---------------------
                    HEART MONITORS ((0.09)%)
           (6,300)  Endocardial Solutions, Inc. *                                                                 (65,268)
                                                                                                      ---------------------
                    INTERNET SECURITY ((0.17)%)
          (16,700)  WatchGuard Technologies *                                                                    (120,574)
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

         SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((2.24)%)
           (8,400)  Advanced Magnetics, Inc. *                                                        $          (127,092)
          (16,700)  Digene Corp. *                                                                               (610,051)
          (10,400)  ICOS Corp. *                                                                                 (310,336)
          (14,600)  Medimmune, Inc. *                                                                            (341,494)
          (28,100)  Neose Technologies, Inc. *                                                                   (234,073)
                                                                                                      ---------------------
                                                                                                               (1,623,046)
                                                                                                      ---------------------
                    MEDICAL - DRUGS ((1.86)%)
          (28,100)  Orphan Medical, Inc. *                                                                       (281,843)
          (18,800)  Pharmion Corp. *                                                                             (919,696)
          (20,900)  Pozen, Inc. *                                                                                (143,165)
                                                                                                      ---------------------
                                                                                                               (1,344,704)
                                                                                                      ---------------------
                    MEDICAL - HOSPITALS ((0.25)%)
          (10,400)  Symbion, Inc. *                                                                              (181,896)
                                                                                                      ---------------------
                    MEDICAL - IMAGING SYSTEMS ((0.26)%)
          (15,200)  Vital Images, Inc. *                                                                         (188,328)
                                                                                                      ---------------------
                    MEDICAL INFORMATION SYSTEMS ((0.40)%)
          (18,800)  Eclipsys Corp. *                                                                             (286,888)
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS ((0.40)%)
           (8,700)  Thoratec Labs Corp *                                                                          (93,438)
          (12,500)  Urologix, Inc. *                                                                             (192,875)
                                                                                                      ---------------------
                                                                                                                 (286,313)
                                                                                                      ---------------------
                    MEDICAL LASER SYSTEMS ((0.58)%)
          (15,100)  Laserscope *                                                                                 (416,005)
                                                                                                      ---------------------
                    MEDICAL PRODUCTS ((0.45)%)
          (12,500)  Epix Medical, Inc. *                                                                         (263,750)
           (6,500)  Luminex Corp. *                                                                               (65,390)
                                                                                                      ---------------------
                                                                                                                 (329,140)
                                                                                                      ---------------------
                    NETWORKING PRODUCTS ((0.34)%)
           (8,700)  Atheros Communications, Inc. *                                                                (91,872)
           (6,200)  Juniper Networks, Inc. *                                                                     (152,334)
                                                                                                      ---------------------
                                                                                                                 (244,206)
                                                                                                      ---------------------
                    RETAIL - APPAREL/SHOE ((0.69)%)
           (2,100)  Chico's FAS, Inc. *                                                                           (94,836)
          (20,900)  The Wet Seal, Inc. *                                                                         (109,307)
           (2,100)  Too, Inc. *                                                                                   (35,070)
           (4,300)  Urban Outfitters, Inc. *                                                                     (261,913)
                                                                                                      ---------------------
                                                                                                                 (501,126)
                                                                                                      ---------------------
                    RETAIL - CATALOG SHOPPING ((0.61)%)
          (16,700)  Coldwater Creek, Inc. *                                                                      (442,049)
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

         SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    RETAIL - HOME FURNISHINGS ((0.19)%)
          (18,800)  Restoration Hardware, Inc. *                                                      $          (137,428)
                                                                                                      ---------------------
                    RETAIL - MAIL ORDER ((0.68)%)
          (20,900)  The J. Jill Group, Inc. *                                                                    (493,031)
                                                                                                      ---------------------
                    RETAIL - REGIONAL DEPARTMENT STORES ((0.33)%)
          (10,800)  Dillard's Inc.                                                                               (240,840)
                                                                                                      ---------------------
                    RETAIL - RESTAURANTS ((1.09)%)
          (14,600)  Buffalo Wild Wings, Inc. *                                                                   (403,690)
           (8,300)  Panera Bread Co. *                                                                           (297,804)
           (2,100)  PF Chang's China Bistro, Inc. *                                                               (86,415)
                                                                                                      ---------------------
                                                                                                                 (787,909)
                                                                                                      ---------------------
                    RETAIL - SPORTING GOODS ((1.57)%)
          (12,500)  Dick's Sporting Goods, Inc. *                                                                (416,875)
          (31,300)  Gander Mountain Co. *                                                                        (717,709)
                                                                                                      ---------------------
                                                                                                               (1,134,584)
                                                                                                      ---------------------
                    SCHOOLS ((0.23)%)
           (4,200)  Universal Technical Institute, Inc. *                                                        (167,874)
                                                                                                      ---------------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS ((0.37)%)
           (4,200)  Power Integrations, Inc. *                                                                   (104,580)
          (28,100)  Sipex Corp. *                                                                                (159,889)
                                                                                                      ---------------------
                                                                                                                 (264,469)
                                                                                                      ---------------------
                    SEMICONDUCTOR EQUIPMENT ((0.18)%)
          (12,500)  Asyst Technologies, Inc *                                                                    (129,250)
                                                                                                      ---------------------
                    SUPERCONDUCTOR PRODUCTS & SYSTEMS ((0.23)%)
          (12,500)  American Superconductor Corp. *                                                              (163,500)
                                                                                                      ---------------------
                    THERAPEUTICS ((1.34)%)
          (15,200)  Eyetech Pharmaceuticals, Inc. *                                                              (652,384)
           (4,200)  Medarex, Inc. *                                                                               (30,618)
           (8,700)  Medicines Co. *                                                                              (265,437)
           (4,200)  Theragenics Corp. *                                                                           (19,404)
                                                                                                      ---------------------
                                                                                                                 (967,843)
                                                                                                      ---------------------
                    WIRELESS EQUIPMENT ((0.50)%)
          (16,700)  Alvarion Ltd. *                                                                              (221,776)
          (21,900)  Vyyo, Inc. *                                                                                 (141,693)
                                                                                                      ---------------------
                                                                                                                 (363,469)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS $(14,008,606))                       (15,007,407)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(14,008,606))                               (15,007,407)
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

                                                                                                           MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
         [TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED-- 74.68%                      54,018,551
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES-- 25.32%                                                  18,311,665
                                                                                                      ---------------------
         TOTAL NET ASSETS-- 100.00%                                                                   $        72,330,216
                                                                                                      =====================

*   Non-income producing security


     The preceding notes are an integral part of these financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Proxy Voting
A description of the policies and procedures that that Fund uses to determine how to vote proxies and a record of the actual proxy votes cast relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-486-2608.

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ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The function of the Nominating Committee, pursuant to its adopted written charter, is to select and nominate persons for election as Directors of the Fund. As more fully disclosed in the charter, the Nominating Committee reviews and considers, as the Nominating Committee deems appropriate after taking into account, among other things, the factors listed in the charter, nominations of potential Directors made by Fund management and by Fund investors who have submitted such nominations which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the Members of the Fund, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee meets as is necessary or appropriate.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        UBS Sequoia Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Mitchell Tanzman
                         -------------------------------------------------------
                            Mitchell Tanzman, Co-Chief Executive Officer
                            (principal executive officer)

Date                        August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Gregory Brousseau
                         -------------------------------------------------------
                            Gregory Brousseau, Co-Chief Executive Officer
                            (principal executive officer)

Date                        August 25, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Mitchell Tanzman
                         -------------------------------------------------------
                            Mitchell Tanzman, Co-Chief Executive Officer
                            (principal executive officer)

Date                        August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Gregory Brousseau
                         -------------------------------------------------------
                            Gregory Brousseau, Co-Chief Executive Officer
                            (principal executive officer)

Date                        August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Michael Mascis
                         -------------------------------------------------------
                            Michael Mascis, Chief Financial Officer
                            (principal financial officer)

Date                        August 25, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.